Note 12 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Unrecognized tax benefits balance at beginning of year	$ 28,488	$ 28,488
Gross decreases for tax positions of prior years	(1,330)	0
Gross increases for current year tax positions	1,036	0
Unrecognized tax benefits balance at end of year	$ 28,194	$ 28,488